Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
BNY Mellon Dynamic Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			6.10%	13.82%	9.60%
BNY Mellon Dynamic Value Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.81%	11.51%	7.08%
BNY Mellon Dynamic Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.44%	10.61%	7.01%
BNY Mellon Dynamic Value Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.78%	14.32%	9.43%
BNY Mellon Dynamic Value Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.87%	15.47%	10.53%
BNY Mellon Dynamic Value Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			12.94%	15.52%	10.56%
BNY Mellon Dynamic Value Fund | Russell 1000® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[1]		26.53%	15.52%	11.80%
BNY Mellon Dynamic Value Fund | Russell 1000® Value Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent			11.46%	10.91%	8.40%
BNY Mellon Opportunistic Midcap Value Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			5.88%	11.30%	6.40%
BNY Mellon Opportunistic Midcap Value Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.89%	10.11%	3.86%
BNY Mellon Opportunistic Midcap Value Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.14%	8.94%	4.30%
BNY Mellon Opportunistic Midcap Value Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			10.45%	11.73%	6.21%
BNY Mellon Opportunistic Midcap Value Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.61%	12.86%	7.29%
BNY Mellon Opportunistic Midcap Value Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			12.70%	12.99%	7.43%
BNY Mellon Opportunistic Midcap Value Fund | Russell 3000 Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.96%	15.16%	11.48%
BNY Mellon Opportunistic Midcap Value Fund | Russell Midcap® Value Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent			12.71%	11.16%	8.26%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			9.01%	8.50%	5.58%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	7.73%	3.70%
BNY Mellon Opportunistic Small Cap Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.57%	6.72%	3.97%
BNY Mellon Opportunistic Small Cap Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.22%	8.69%	5.72%
Performance Inception Date		Sep. 30, 2016
BNY Mellon Opportunistic Small Cap Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			9.34%	8.83%	5.80%
Performance Inception Date		Sep. 30, 2016
BNY Mellon Opportunistic Small Cap Fund | Russell 3000® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[3]		25.96%	15.16%	11.48%
BNY Mellon Opportunistic Small Cap Fund | Russell 2000® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent			16.93%	9.97%	7.16%
BNY Mellon Technology Growth Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			50.78%	14.16%	12.39%
BNY Mellon Technology Growth Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			50.78%	11.85%	9.49%
BNY Mellon Technology Growth Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			30.06%	11.02%	9.27%
BNY Mellon Technology Growth Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			57.60%	14.60%	12.17%
BNY Mellon Technology Growth Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent			60.29%	15.76%	13.32%
BNY Mellon Technology Growth Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			60.29%	15.83%	13.39%
Performance Inception Date		Sep. 30, 2016
BNY Mellon Technology Growth Fund | S&P 500® Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[4]		26.27%	15.68%	12.02%
BNY Mellon Technology Growth Fund | NYSE® Technology Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent			70.79%	23.62%	18.15%

[1]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
[2]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
[3]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.
[4]	In accordance with regulatory changes requiring the fund’s primary benchmark to represent the overall applicable market, the fund’s primary prospectus benchmark changed to the indicated benchmark effective as of August 31, 2024.